N-2	Jan. 28, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001572694
Amendment Flag	false
Securities Act File Number	814-00998
Document Type	8-K
Entity Registrant Name	GOLDMAN SACHS BDC, INC.
Entity Address, Address Line One	200 West Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10282
City Area Code	312
Local Phone Number	655-4419
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]	On January 28, 2026, Goldman Sachs BDC, Inc. (the “Company”) and Computershare Trust Company, National Association (as successor to Wells Fargo Bank, National Association, the “Trustee”), entered into the Fifth Supplemental Indenture, dated January 28, 2026, between the Company and the Trustee (the “Fifth Supplemental Indenture”), which supplements that certain Base Indenture, dated February 10, 2020, between the Company and the Trustee (as may be further amended, supplemented or otherwise modified from time to time, the “Base Indenture” and, together with the Fifth Supplemental Indenture, the “Indenture”). The Fifth Supplemental Indenture relates to the Company’s issuance of $400,000,000 aggregate principal amount of its 5.100% notes due 2029 (the “Notes”).
Long Term Debt, Principal	$ 400,000,000
Long Term Debt, Structuring [Text Block]	The Notes will mature on January 28, 2029 and may be redeemed in whole or in part at the Company’s option at any time or from time to time at the redemption prices set forth in the Indenture. The Notes bear interest at a rate of 5.100% per year payable semi-annually on January 28 and July 28 of each year, commencing on July 28, 2026. The Notes are general unsecured obligations of the Company that rank senior in right of payment to all of the Company’s future indebtedness or other obligations that are expressly subordinated, or junior, in right of payment to the Notes, rank pari passu
, or equal, in right of payment with all of the Company’s existing and future indebtedness or other obligations that are not so subordinated, or junior, rank effectively subordinated, or junior, to any of the Company’s secured indebtedness or other obligations (including unsecured indebtedness that the Company later secures) to the extent of the value of the assets securing such indebtedness, and rank structurally subordinated, or junior, to all future indebtedness and other obligations (including trade payables) incurred by the Company’s subsidiaries or financing vehicles that are subsidiaries of the Company.
Long Term Debt, Dividends and Covenants [Text Block]	The Indenture contains certain covenants, including covenants requiring the Company to comply with the asset coverage requirements of Section 18(a)(1)(A) as modified by Section 61(a) of the Investment Company Act of 1940, as amended, whether or not it is subject to those requirements, and to provide financial information to the holders of the Notes and the Trustee if the Company is no longer subject to the reporting requirements under the Securities Exchange Act of 1934, as amended. These covenants are subject to important limitations and exceptions that are described in the Indenture.